                              FINANCIAL STATEMENTS

                    PAINEWEBBER LIFE VARIABLE ANNUITY ACCOUNT

                          YEAR ENDED DECEMBER 31, 1998
                       WITH REPORT OF INDEPENDENT AUDITORS

                    PaineWebber Life Variable Annuity Account

                              Financial Statements

                          Year ended December 31, 1998

                                    CONTENTS

Report of Independent Auditors.....................................  1

Audited Financial Statements

Statement of Net Assets............................................  2
Statement of Operations............................................  5
Statements of Changes in Net Assets................................  7
Notes to Financial Statements......................................  9

[ERNST & YOUNG LLP LETTERHEAD]

                         Report of Independent Auditors

The Board of Directors
PaineWebber Life Insurance Company

We have audited the accompanying statement of net assets of PaineWebber Life Variable Annuity Account as of December 31, 1998, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1998, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PaineWebber Life Variable Annuity Account at December 31, 1998, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                                  /s/ ERNST & YOUNG LLP
                                                  -----------------------
                                                  Ernst & Young LLP

January 15, 1999

       GLOBAL                                                                          AGGRESSIVE            GLOBAL
       INCOME              BALANCED       GROWTH AND INCOME         GROWTH               GROWTH              GROWTH
      DIVISION             DIVISION            DIVISION            DIVISION             DIVISION            DIVISION
--------------------- ------------------- ------------------- -------------------- -------------------- ------------------
       $        -          $         -         $         -          $         -          $         -         $         -


                -                    -                   -                    -                    -                   -


                -                    -                   -                    -                    -                   -


        8,527,068                    -                   -                    -                    -                   -


                -           19,862,546                   -                    -                    -                   -


                -                    -          15,413,856                    -                    -                   -


                -                    -                   -           21,257,689                    -                   -


                -                    -                   -                    -           18,695,596                   -


                -                    -                   -                    -                    -          11,617,184
--------------------- ------------------- ------------------- -------------------- -------------------- ------------------
        8,527,068           19,862,546          15,413,856           21,257,689           18,695,596          11,617,184

          599,228            2,895,608           1,170,472            2,661,208            2,449,402           2,441,771
--------------------- ------------------- ------------------- -------------------- -------------------- ------------------
       $9,126,296          $22,758,154         $16,584,328          $23,918,897          $21,144,998         $14,058,955
===================== =================== =================== ==================== ==================== ==================

                    PaineWebber Life Variable Annuity Account

Net assets represented by:
   CURRENTLY PAYABLE ANNUITY CONTRACTS
      High Grade Fixed Income Division                                                                     $           2,292
      Global Income Division                                                                                           3,096
      Balanced Division                                                                                               23,375
      Growth Division                                                                                                  9,059
      Aggressive Growth Division                                                                                       3,638
      Global Growth Division                                                                                          11,611
                                                                                                        ----------------------
                                                                                                                      53,071

   CONTRACTS IN ACCUMULATION PERIOD

                                                                             UNITS            VALUE
                                                                       ------------------- ------------
   CONTRACTS SOLD SUBJECT TO EARLY WITHDRAWAL CHARGES
      Money Market Division                                                   592,229          $11.49              6,804,014
      Strategic Fixed Income Division                                         461,643           12.89              5,952,826
      High Grade Fixed Income Division                                        603,310           11.20              6,757,567
      Global Income Division                                                  683,793           12.39              8,475,083
      Balanced Division                                                     1,179,356           18.07             21,307,599
      Growth and Income Division                                              724,840           21.39             15,501,558
      Growth Division                                                       1,185,203           19.41             23,009,015
      Aggressive Growth Division                                            1,029,157           18.77             19,317,819
      Global Growth Division                                                  989,193           12.95             12,813,964
                                                                                                        ----------------------
                                                                                                                 119,939,445

   CONTRACTS SOLD NOT SUBJECT TO EARLY WITHDRAWAL CHARGES
      Money Market Division                                                    28,901           11.38                328,898
      Strategic Fixed Income Division                                          43,854           12.80                561,355
      High Grade Fixed Income Division                                         57,914           11.10                642,974
      Global Income Division                                                   53,566           12.10                648,117
      Balanced Division                                                        79,318           17.99              1,427,180
      Growth and Income Division                                               49,682           21.79              1,082,770
      Growth Division                                                          47,160           19.10                900,823
      Aggressive Growth Division                                               98,014           18.60              1,823,541
      Global Growth Division                                                  104,983           11.75              1,233,380
                                                                                                        ----------------------
                                                                                                                   8,649,038
                                                                                                        ----------------------
                                                                                                                $128,641,554
                                                                                                        ======================


See accompanying notes.

                         GLOBAL                                                                   AGGRESSIVE           GLOBAL
  HIGH GRADE FIXED       INCOME           BALANCED          GROWTH AND           GROWTH             GROWTH             GROWTH
  INCOME DIVISION       DIVISION          DIVISION        INCOME DIVISION       DIVISION           DIVISION           DIVISION
------------------- ---------------- ------------------ ------------------ ------------------ ------------------ ------------------
     $416,693            $471,281         $  466,389        $    68,577        $        -          $        -        $        -
      139,523             139,150          2,429,219          1,101,895         2,777,285           2,449,402         2,441,772
------------------- ---------------- ------------------ ------------------ ------------------ ------------------ ------------------
      556,216             610,431          2,895,608          1,170,472         2,777,285           2,449,402         2,441,772



     (123,708)           (153,258)          (373,719)          (259,784)         (362,304)           (347,545)         (233,598)
      (18,542)            (23,643)           (86,328)           (22,275)          (49,336)            (67,294)          (45,345)
------------------- ---------------- ------------------ ------------------ ------------------ ------------------ ------------------
     (142,250)           (176,901)          (460,047)          (282,059)         (411,640)           (414,839)         (278,943)
------------------- ---------------- ------------------ ------------------ ------------------ ------------------ ------------------
      413,966             433,530          2,435,561            888,413         2,365,645           2,034,563         2,162,829



       84,032             (50,318)           471,298            727,712           148,153           1,288,817           543,986

     (137,347)            317,372            197,232            417,885         3,249,216            (489,190)         (967,887)
------------------- ---------------- ------------------ ------------------ ------------------ ------------------ ------------------
     $360,651            $700,584         $3,104,091         $2,034,010        $5,763,014          $2,834,190        $1,738,928
=================== ================ ================== ================== ================== ================== ==================

                                       6

HIGH GRADE FIXED        GLOBAL                                                                AGGRESSIVE          GLOBAL
     INCOME             INCOME           BALANCED         GROWTH AND          GROWTH            GROWTH            GROWTH
    DIVISION           DIVISION          DIVISION       INCOME DIVISION      DIVISION          DIVISION          DIVISION
------------------ ----------------- ------------------ ---------------- ----------------- ----------------- -----------------
    $8,476,242          $12,522,379      $21,041,165       $  9,505,092       $23,020,219       $20,750,779       $16,580,458


       282,843              410,416        3,587,277          2,030,787         4,897,147         2,997,484          (205,280)
        34,026              (98,445)         412,193            368,963           235,507         1,221,361           195,247

       153,470             (168,651)         524,925            750,086        (2,174,005)         (671,349)          899,735
------------------ ----------------- ------------------ ---------------- ----------------- ----------------- -----------------
       470,339              143,320        4,524,395          3,149,836         2,958,649         3,547,496           889,702


       193,667               25,993           10,652            151,691            75,798           978,012            64,627
    (1,288,374)          (1,447,784)      (2,036,631)        (1,129,113)       (1,557,430)       (2,205,439)       (1,724,575)
      (116,790)          (1,150,609)        (199,768)         2,619,639        (1,044,504)         (654,553)         (479,632)
          (125)                (642)          (1,266)                 -            (1,001)             (127)           (1,995)
------------------ ----------------- ------------------ ---------------- ----------------- ----------------- -----------------

    (1,211,622)          (2,573,042)      (2,227,013)         1,642,217        (2,527,137)       (1,882,107)       (2,141,575)
------------------ ----------------- ------------------ ---------------- ----------------- ----------------- -----------------
      (741,283)          (2,429,722)       2,297,382          4,792,053           431,512         1,665,389        (1,251,873)
------------------ ----------------- ------------------ ---------------- ----------------- ----------------- -----------------
     7,734,959           10,092,657       23,338,547         14,297,145        23,451,731        22,416,168        15,328,585



       413,966              433,530        2,435,561            888,413         2,365,645         2,034,563         2,162,829
        84,032              (50,318)         471,298            727,712           148,153         1,288,817           543,986

      (137,347)             317,372          197,232            417,885         3,249,216          (489,190)         (967,887)
------------------ ----------------- ------------------ ---------------- ----------------- ----------------- -----------------
       360,651              700,584        3,104,091          2,034,010         5,763,014         2,834,190         1,738,928


        80,833               52,258          318,208            512,067           105,883           470,334           339,068
      (951,624)          (1,010,394)      (4,352,343)        (2,353,018)       (4,693,479)       (2,692,313)       (2,094,276)
       178,182             (707,998)         351,613          2,094,124          (706,828)       (1,883,142)       (1,250,720)
          (168)                (811)          (1,962)                 -            (1,424)             (239)           (2,630)
------------------ ----------------- ------------------ ---------------- ----------------- ----------------- -----------------

      (692,777)          (1,666,945)      (3,684,484)           253,173        (5,295,848)       (4,105,360)       (3,008,558)
------------------ ----------------- ------------------ ---------------- ----------------- ----------------- -----------------
      (332,126)            (966,361)        (580,393)         2,287,183           467,166        (1,271,170)       (1,269,630)
------------------ ----------------- ------------------ ---------------- ----------------- ----------------- -----------------
    $7,402,833         $  9,126,296      $22,758,154        $16,584,328       $23,918,897       $21,144,998       $14,058,955
================== ================= ================== ================ ================= ================= =================

                    PaineWebber Life Variable Annuity Account

                          Notes to Financial Statements

                                December 31, 1998

1. INVESTMENT AND ACCOUNTING POLICIES

ORGANIZATION

PaineWebber Life Variable Annuity Account (the "Account") was organized by PaineWebber Life Insurance Company (the "Company") in accordance with the provisions of California Insurance laws and is a part of the total operations of the Company. The Company is a wholly-owned subsidiary of PaineWebber Life Holdings, Inc., which is a wholly-owned subsidiary of PaineWebber Group, Inc. (the "Parent"). The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Account invests solely in specified portfolios of Mitchell Hutchins Series Trust (the "Series Trust"), an open-end management investment company under the Investment Company Act of 1940, as directed by eligible contract owners. Effective November 19, 1997, the name of the Series Trust was changed from PaineWebber Series Trust to Mitchell Hutchins Series Trust by approval of the Series Trust's board of trustees. The Fund receives investment advisory and administrative services from Mitchell Hutchins Asset Management Inc. ("MHAM"), an indirectly wholly-owned subsidiary of the Parent, and is charged fees pursuant to an advisory and administration contract between the Fund and MHAM which has been approved by the Fund's board of trustees. All series of shares are diversified except Global Income Portfolio and Strategic Fixed Income Portfolio.

The Company has elected to terminate sales efforts of the Account. As a result, the Account is no longer available to new contract owners. Existing contract owners may continue to allocate purchase payments to, or transfers into, the Account.

INVESTMENT OPERATIONS

Investments are stated at the closing net asset values per share on December 31, 1998.

The average cost method is used to determine realized gains and losses. Dividends are taken into income on an accrual basis as of the ex-dividend date.

ANNUITY RESERVES

Currently payable annuity contract reserves are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. If the amount paid to the contractholder is less than originally estimated, charges paid for mortality and expense risks are reimbursed to the Company. If additional amounts are required, the Company reimburses the Account.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

                    PaineWebber Life Variable Annuity Account

2. EXPENSES

The Company is compensated for mortality, distribution and expense risks and enhanced death benefits by a charge equivalent to an annual rate of 1.60% of the asset value of each contract sold subject to early withdrawal charges and 1.77% of the asset value of each contract sold not subject to early withdrawal charges. These charges amounted to $2,066,133 in 1998.

An annual contract administration charge of $30 is deducted on the first valuation date on or after each contract anniversary prior to the annuity date. A transfer charge of $10 will be imposed on each transfer between divisions (portfolios) of the account in excess of twelve in any one contract year. However, the Company has waived this charge until further notice. A withdrawal transaction charge of the lesser of $25 or 2% of the amount withdrawn will be imposed on each withdrawal in excess of two per contract year. Contracts sold subject to early withdrawal charges are assessed a charge equal to 5% of the amount withdrawn for purchase payments made within a five year period following the date the payment was received. Total administrative charges amounted to $344,692 in 1998.

3. FEDERAL INCOME TAXES

Operations of the Account are a part of the operations of the Company. Under current practice, no federal income taxes are allocated by the Company to the operations of the Account.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                       YEAR ENDED                               YEAR ENDED
                                                   DECEMBER 31, 1998                        DECEMBER 31, 1997
                                         -------------------------------------    -------------------------------------
                                             PURCHASES             SALES              PURCHASES             SALES
                                         -----------------   -----------------    -----------------   -----------------
    Portfolio:
       Money Market                         $  5,885,259         $  5,179,108         $  4,085,703        $  4,218,643
       Strategic Fixed Income                  1,028,899              875,168            1,298,010           1,107,294
       High Grade Fixed Income                 1,565,519            1,962,147            1,428,323           2,342,666
       Global Income                             760,010            1,963,145            1,094,551           3,084,815
       Balanced                                5,311,756            5,451,974            3,669,792           3,725,050
       Growth and Income                       6,830,190            4,608,410            4,563,931           1,723,925
       Growth                                  7,139,611            7,423,939            4,743,713           4,005,130
       Aggressive Growth                       4,771,817            5,902,412            4,509,067           5,195,519
       Global Growth                             890,624            4,069,180              934,414           3,298,983
                                         -----------------   -----------------    -----------------   -----------------
                                             $34,183,685          $37,435,483          $26,327,504         $28,702,025
                                         =================   =================    =================   =================

                    PaineWebber Life Variable Annuity Account

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Transactions in units were as follows:


                                                               YEAR ENDED                              YEAR ENDED
                                                            DECEMBER 31, 1998                       DECEMBER 31, 1997
                                                   ------------------------------------    ------------------------------------
                                                       PURCHASED          REDEEMED             PURCHASED          REDEEMED
                                                   ------------------ -----------------    ------------------ -----------------
    CONTRACTS SOLD SUBJECT TO EARLY WITHDRAWAL
    CHARGE
    Division:
       Money Market                                        464,043            421,725              285,764            314,096
       Strategic Fixed Income                               50,083             59,852               71,027             66,466
       High Grade Fixed Income                              96,367            153,339               83,337            191,335
       Global Income                                         7,989            130,404               24,085            242,210
       Balanced                                             71,669            265,048               71,633            219,615
       Growth and Income                                   212,562            199,835              186,833             80,436
       Growth                                               93,584            411,616               78,448            251,911
       Aggressive Growth                                    60,703            300,748              173,204            264,233
       Global Growth                                        40,859            279,660               52,997            247,190
                                                   ------------------ -----------------    ------------------ -----------------
                                                         1,097,859          2,222,227            1,027,328          1,877,492
                                                   ================== =================    ================== =================
    CONTRACTS SOLD NOT SUBJECT TO EARLY
       WITHDRAWAL CHARGE
    Division:
       Money Market                                         31,016             27,755               61,096             61,502
       Strategic Fixed Income                                1,817              2,456                9,659             23,003
       High Grade Fixed Income                               7,906             15,669               12,960             26,072
       Global Income                                           621             21,425                2,885             17,232
       Balanced                                              9,912             40,281                2,467             16,485
       Growth and Income                                    16,642             18,674                8,851             14,246
       Growth                                               18,682             19,829                5,814             17,360
       Aggressive Growth                                    17,353              5,451               20,348             65,772
       Global Growth                                        28,248             27,899               25,232             16,414
                                                   ------------------ -----------------    ------------------ -----------------
                                                           132,197            179,439              149,312            258,086
                                                   ================== =================    ================== =================

                    PaineWebber Life Variable Annuity Account

6. NET ASSETS

Net assets at December 31, 1998 consisted of the following:


                                                                         MONEY                             HIGH GRADE FIXED
                                                                        MARKET          STRATEGIC FIXED         INCOME
                                                 COMBINED              DIVISION         INCOME DIVISION        DIVISION
                                        ----------------------- -------------------- ------------------- ---------------------
Unit transactions                                 74,406,594            6,554,646            4,953,850           5,910,381
Accumulated net invest-
   ment income                                    48,198,892              578,266            1,712,730           1,576,622
Net unrealized appreciation
   (depreciation) of investments                   6,036,068                    -             (152,399)            (84,170)
                                        ----------------------- -------------------- ------------------- ---------------------
                                                 128,641,554            7,132,912            6,514,181           7,402,833
                                        ======================= ==================== =================== =====================


                                                                GLOBAL
                                                                INCOME                                   GROWTH AND INCOME
                                                               DIVISION            BALANCED DIVISION          DIVISION
                                                       --------------------- -------------------------- ---------------------
Unit transactions                                              7,167,149                11,712,045              8,871,417
Accumulated net investment
   income                                                      2,295,196                10,420,989              5,635,522
Net unrealized appreciation
   (depreciation) of investments                                (336,049)                  625,120              2,077,389
                                                       --------------------- -------------------------- ---------------------
                                                               9,126,296                22,758,154             16,584,328
                                                       ===================== ========================== =====================


                                                                                         AGGRESSIVE              GLOBAL
                                                                     GROWTH                GROWTH                GROWTH
                                                                    DIVISION              DIVISION              DIVISION
                                                           --------------------- --------------------- ----------------------
Unit transactions                                                    8,705,664             8,924,651            11,606,791
Accumulated net investment
   income                                                           13,701,731             9,541,543             2,736,293
Net unrealized appreciation
   (depreciation) of investments                                     1,511,502             2,678,804              (284,129)
                                                           --------------------- --------------------- ----------------------
                                                                    23,918,897            21,144,998            14,058,955
                                                           ===================== ===================== ======================

                    PaineWebber Life Variable Annuity Account

7. YEAR 2000 (UNAUDITED)

The Company has performed an assessment of its direct and indirect exposures due to the processing of the Year 2000 by information systems. Based on this assessment, the Company developed a plan to modify its information technology to be ready for the Year 2000 and began efforts to modify its systems in 1996. This project is expected to be substantially completed early in 1999. While additional testing will be conducted on its systems through the Year 2000, the Company does not expect this project to have a significant effect on the Account's operations. To mitigate the effect of outside influences and other dependencies relative to the Year 2000, the Company has developed a process for contacting significant customers, suppliers and other third parties to obtain an understanding of their Year 2000 readiness efforts. To the extent these third parties would be unable to transact business in the Year 2000 and thereafter, the Account's operations could be adversely affected.

While the Company believes that it is addressing its Year 2000 concerns, it has initiated a project to develop contingency/recovery plans to ensure the continuity of critical business functions in the event of a disruption to operations due to internal and external problems due to the Year 2000. This project is expected to be substantially complete by July 1999. The Company believes these contingency plans and existing disaster recovery plans will reduce the impact Year 2000 issues may have on the Company.

                              FINANCIAL STATEMENTS

                       PAINEWEBBER LIFE INSURANCE COMPANY

                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                       WITH REPORT OF INDEPENDENT AUDITORS

                       PaineWebber Life Insurance Company

                              Financial Statements

                  Years ended December 31, 1998, 1997 and 1996



                                    CONTENTS

Report of Independent Auditors.......................................  1

Audited Financial Statements

Balance Sheets.......................................................  2
Statements of Operations.............................................  3
Statements of Changes in Stockholder's Equity........................  4
Statements of Cash Flows.............................................  5
Notes to Financial Statements........................................  6

[ERNST & YOUNG LLP LETTERHEAD]


                         Report of Independent Auditors

The Board of Directors
PaineWebber Life Insurance Company

We have audited the accompanying balance sheets of PaineWebber Life Insurance Company as of December 31, 1998 and 1997, and the related statements of operations, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PaineWebber Life Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.

                                                  /s/ ERNST & YOUNG LLP
                                                  --------------------------
                                                  Ernst & Young LLP

March 19, 1999

                       PaineWebber Life Insurance Company

                                 Balance Sheets


                                                                                   DECEMBER 31
                                                                             1998               1997
                                                                       -------------------------------------
ASSETS
Investments:
   Fixed maturities:
     Held to maturity, at amortized cost (market: 1998 -
      $5,533,121; 1997 - $7,821,060)                                      $    5,450,208    $    7,755,294
     Available for sale, at market (amortized cost: 1998 -
      $55,671; 1997 - $66,725)                                                    59,400            70,515
   Short-term investments                                                     10,696,834         7,509,600
                                                                       -------------------------------------
Total investments                                                             16,206,442        15,335,409

Cash and cash equivalents                                                        212,970           201,621
Accrued investment income                                                        223,443           245,607
Deferred policy acquisition costs                                             61,769,920        48,688,814
Goodwill, less accumulated amortization (1998 -
  $720,000; 1997 - $600,000)                                                     480,000           600,000
Expense allowance receivable on reinsurance assumed                                    -           331,291
Due from affiliate under tax allocation agreement                                240,766                 -
Other assets                                                                     163,678            39,857
Separate account assets                                                      128,641,553       129,309,639
                                                                       -------------------------------------
Total assets                                                                $207,938,772      $194,752,238
                                                                       =====================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Net funds held on reinsurance assumed                                   $  32,128,624     $  27,267,752
   Expense allowance payable on reinsurance assumed                              487,133                 -
   Deferred income taxes                                                       5,418,448         2,364,036
   Other liabilities                                                           1,033,679           805,870
   Separate account liabilities                                              128,641,553       129,309,639
                                                                       -------------------------------------
Total liabilities                                                            167,709,437       159,747,297

Commitments and contingencies (Note 8)

Stockholder's equity:
   Common Stock, $100 par value - 25,000 shares
     authorized, issued and outstanding                                        2,500,000         2,500,000
   Additional paid-in capital                                                 26,757,295        26,757,295
   Accumulated other comprehensive income                                          2,424             2,464
   Retained earnings                                                          10,969,616         5,745,182
                                                                       -------------------------------------
Total stockholder's equity                                                    40,229,335        35,004,941
                                                                       -------------------------------------
Total liabilities and stockholder's equity                                  $207,938,772      $194,752,238
                                                                       =====================================


See accompanying notes.

                       PaineWebber Life Insurance Company

                            Statements of Operations


                                                                     YEAR ENDED DECEMBER 31
                                                             1998               1997              1996
                                                    -------------------------------------------------------
Revenues:
   Annuity product charges                               $15,674,503        $11,922,506      $  7,934,933
   Investment income, net of related expenses                812,070            687,963           797,083
   Realized loss on investments                                 (795)              (156)             (346)
                                                    -------------------------------------------------------
Total revenues                                            16,485,778         12,610,313         8,731,670

Expenses:
   Commissions                                            12,798,511          8,037,598        18,631,019
   General expenses                                        8,503,368          5,526,993         4,575,441
   Insurance taxes                                           106,904             78,188           319,353
   Policy acquisition costs deferred                     (16,133,100)        (8,482,896)      (19,509,928)
   Amortization of deferred policy
     acquisition costs                                     3,051,994          2,376,746         1,532,285
   Amortization of goodwill                                  120,000            120,000           120,000
                                                    -------------------------------------------------------
Total expenses                                             8,447,677          7,656,629         5,668,170
                                                    -------------------------------------------------------
Income before income taxes                                 8,038,101          4,953,684         3,063,500

Income tax expense (benefit):
   Current                                                  (240,766)            50,000                 -
   Deferred                                                3,054,433          2,362,710                 -
                                                    -------------------------------------------------------
                                                           2,813,667          2,412,710                 -
                                                    -------------------------------------------------------
Net income                                              $  5,224,434       $  2,540,974      $  3,063,500
                                                    =======================================================



See accompanying notes.

                       PaineWebber Life Insurance Company

                  Statements of Changes in Stockholder's Equity

                                                   ADDITIONAL   ACCUMULATED OTHER                       TOTAL
                                      COMMON        PAID-IN       COMPREHENSIVE       RETAINED      STOCKHOLDER'S
                                      STOCK         CAPITAL           INCOME          EARNINGS         EQUITY
                                  ----------------------------------------------------------------------------------
Balances at January 1, 1996        $2,500,000     $26,757,295         $1,934       $    140,708      $29,399,937
   Comprehensive income:
     Net income                             -               -              -          3,063,500        3,063,500
     Change in net unrealized
       appreciation of invest-
       ments, net of tax                    -               -             77                  -               77
                                                                                                  ------------------
   Total comprehensive income                                                                          3,063,577
                                  ----------------------------------------------------------------------------------
Balances at December 31, 1996       2,500,000      26,757,295          2,011          3,204,208       32,463,514
   Comprehensive income:
     Net income                             -               -              -          2,540,974        2,540,974
     Change in net unrealized
       appreciation investments,
       net of tax                           -               -            453                  -              453
                                                                                                  ------------------
   Total comprehensive income                                                                          2,541,427
                                  ----------------------------------------------------------------------------------
Balances at December 31, 1997       2,500,000      26,757,295          2,464          5,745,182       35,004,941
   Comprehensive income:
     Net income                             -               -              -          5,224,434        5,224,434
     Change in net unrealized
       appreciation of
       investments, net of tax              -               -            (40)                 -              (40)
                                                                                                  ------------------
   Total comprehensive income                                                                          5,224,394
                                  ----------------------------------------------------------------------------------
Balances at December 31, 1998      $2,500,000     $26,757,295         $2,424        $10,969,616      $40,229,335
                                  ==================================================================================



See accompanying notes.

                       PaineWebber Life Insurance Company

                            Statements of Cash Flows

                                                                          YEAR ENDED DECEMBER 31
                                                                  1998             1997             1996
                                                             --------------------------------------------------
OPERATING ACTIVITIES
Net income                                                     $  5,224,434      $2,540,974      $  3,063,500
Adjustments to reconcile net income to net cash
   provided by (used in) operating activities:
   Amortization of goodwill                                         120,000         120,000           120,000
   Net amortization of fixed maturities                             (25,781)        (46,082)            8,002
   Deferral of policy acquisition costs                         (16,133,100)     (8,482,896)      (19,509,928)
   Amortization of deferred acquisition costs                     3,051,994       2,376,746         1,532,285
   Change in expense allowance payable and net funds
     held on reinsurance assumed                                  5,445,790       1,023,568        14,593,989
   Payments to ceding companies on reinsurance assumed           (1,346,268)     (1,734,647)       (5,585,066)
   Payments received from ceding companies on reinsurance
     assumed                                                      1,579,774       2,939,412           907,224
   Provision for deferred income taxes                            3,054,433       2,362,710                 -
   Realized loss on investments                                         795             156               346
   Changes in operating assets and liabilities, net of
     reinsurance assumed:
     Decrease (increase) in accrued investment income                22,164         (81,067)          (93,794)
     Increase in due from affiliate under tax allocation
       agreement                                                   (240,766)              -                 -
     Decrease (increase) in other assets                           (123,821)         63,589           368,550
     Decrease in policy and contract claims                               -               -          (384,312)
     Increase in other liabilities                                  227,809         187,113           154,510
                                                             --------------------------------------------------
Net cash provided by (used in) operating activities                 857,457       1,269,576        (4,824,694)

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
   Fixed maturities - held to maturity                            6,235,000       1,360,000         2,160,000
   Fixed maturities - available for sale                             10,000           5,000            10,000
   Short-term investments - net                                           -               -        10,307,954
                                                             --------------------------------------------------
                                                                  6,245,000       1,365,000        12,477,954
Cost of investments acquired:
   Fixed maturities - held to maturity                           (3,903,874)     (1,368,226)       (7,166,369)
   Short-term investments - net                                  (3,187,234)     (1,558,391)                -
                                                             --------------------------------------------------
                                                                 (7,091,108)     (2,926,617)       (7,166,369)
                                                             --------------------------------------------------
Net cash provided by (used in) investing activities                (846,108)     (1,561,617)        5,311,585
                                                             --------------------------------------------------
Increase (decrease) in cash and cash equivalents                     11,349        (292,041)          486,891

Cash and cash equivalents at beginning of year                      201,621         493,662             6,771
                                                             --------------------------------------------------
Cash and cash equivalents at end of year                      $     212,970     $   201,621     $     493,662
                                                             ==================================================



See accompanying notes.

                       PaineWebber Life Insurance Company

                          Notes to Financial Statements

                                December 31, 1998

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

PaineWebber Life Insurance Company (the "Company") is a wholly-owned subsidiary of PaineWebber Life Holdings, Inc., which is a wholly-owned subsidiary of PaineWebber Group, Inc. (the Parent). The Company offers separate account variable annuity products. These products are marketed through the Parent's licensed brokers.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

INVESTMENTS

Fixed maturity securities that the Company has the positive intent and ability to hold to maturity are designated as "held to maturity". Held to maturity securities are reported at cost adjusted for amortization of premiums and discounts. Changes in the fair value of these securities, except for declines that are other than temporary, are not reflected in the Company's financial statements. Fixed maturity securities which may be sold are designated as "available for sale". Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity as accumulated other comprehensive income. Securities that are determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the security's new cost basis, by a charge to realized losses in the Company's statements of operations.

Premiums and discounts are amortized utilizing the interest method which results in a constant yield over the securities' expected life. Realized gains and losses are determined on the basis of specific identification of investments.

CASH AND CASH EQUIVALENTS

For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

GOODWILL

Goodwill includes the costs of various insurance licenses acquired in conjunction with the purchase of the Company. These costs are being amortized on a straight-line basis over 10 years.

                       PaineWebber Life Insurance Company

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS

Commissions and other costs of acquiring new business which vary with and are primarily related to the production of new business have been deferred. The deferred costs are being amortized in relation to the present value of expected gross profits. This amortization is adjusted periodically to reflect differences in actual and assumed gross profits and changes in assumptions regarding future gross profits.

DEFERRED INCOME TAXES

Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the asset or liability from period to period.

DIVIDEND RESTRICTIONS

Prior approval of insurance regulatory authorities is required for payment of dividends to the Company's parent which exceed an annual limitation. During 1999, the Company will be able to pay dividends to its parent of approximately $1,360,000 without prior approval of statutory authorities.

SEPARATE ACCOUNT

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for the benefit of certain variable annuity contractholders who bear the underlying investment risk. The separate account assets and liabilities are carried at fair value. Fees are received for administrative expenses and for assuming mortality, distribution and expense risks. Operations of the separate account are not included in these financial statements.

COMPREHENSIVE INCOME

On January 1, 1998, the Company adopted Statement of Financial Accounting Standard (SFAS) No. 130, Reporting Comprehensive Income, and restated prior years' financial statements to conform to the new reporting standard. SFAS No. 130 establishes new rules for the reporting and display of comprehensive income and its components; however, the adoption of this Statement had no impact on the Company's net income or stockholder's equity.

Other comprehensive income excludes realized investment losses included in net income which merely represent transfers from unrealized to realized losses. These amounts totaled $517, net of deferred income tax benefit of $278 in 1998.

                       PaineWebber Life Insurance Company

2. FAIR VALUES OF FINANCIAL INSTRUMENTS

SFAS No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. SFAS No. 107 also excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented herein are limited by each of these factors and do not purport to represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

    Fixed maturities: The fair values for fixed maturities are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services.

    Cash and cash equivalents, short-term investments and separate account assets: The carrying amounts reported in the balance sheet for these financial instruments approximate their fair values.

    Separate account liabilities: Fair values for the Company's liabilities under investment-type insurance contracts are based on cash surrender value of the underlying contracts.

                       PaineWebber Life Insurance Company

2. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following sets forth a comparison of the carrying amounts and fair values of the Company's financial instruments subject to provisions of SFAS No. 107:

                                                                 DECEMBER 31
                                                  1998                                  1997
                                  -----------------------------------   -----------------------------------
                                      CARRYING            FAIR              CARRYING            FAIR
                                       AMOUNT            VALUE               AMOUNT            VALUE
                                  -----------------------------------   -----------------------------------
   ASSETS
    Fixed maturities:
      Held to maturity             $    5,450,208    $    5,533,121      $    7,755,294   $    7,821,060
      Available for sale                   59,400            59,400              70,515           70,515
                                  -----------------------------------   -----------------------------------
                                        5,509,608         5,592,521           7,825,809        7,891,575

    Short-term investments             10,696,834        10,696,834           7,509,600        7,509,600
    Cash and cash equivalents             212,970           212,970             201,621          201,621

    Separate account assets           128,641,553       128,641,553         129,309,639      129,309,639

    LIABILITIES
    Separate account liabilities      128,641,553       128,371,364         129,309,639      128,347,917

3. BASIS OF PRESENTATION

The financial statements prepared on the basis of generally accepted accounting principles differ from those prepared on a statutory basis primarily as follows:
(a) revenues on investment products consist of policy charges for the cost of issuance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (b) acquisition costs such as commissions and other costs related to acquiring new business are being deferred and amortized over the life of the policy rather than being charged to current operations as incurred; (c) policy reserves on investment products are based on full account values rather than discounted methodologies utilizing statutory interest rates; (d) a portion of fixed maturity investments is designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation credited/charged directly to stockholder's equity rather than valued at amortized cost; (e) deferred federal income taxes are provided for temporary differences between the financial statements and the tax returns; (f) certain assets designated as "non-admitted assets" have been reported as assets rather than being charged to stockholder's equity; (g) the carrying value of investments is reduced to fair value by the recognition of a realized loss in the statement of operations when declines in carrying value and judged to be other than temporary rather than recording an asset

                       PaineWebber Life Insurance Company

3. BASIS OF PRESENTATION (CONTINUED)

valuation reserve, in the nature of a contingency reserve which is recorded as a liability through a charge to stockholder's equity; (h) net realized capital gains (losses) attributable to changes in the level of market interest rates are recognized in the statement of operations in the year of disposition rather than being deferred and amortized over the remaining life of the bonds disposed of;
(i) assets and liabilities are restated to fair values, with provision for goodwill and other intangible assets, when a change in ownership occurs rather than retaining their historical value; and (j) reinsurance reserve credits are recorded as reinsurance recoverable assets rather than recorded as a reduction to aggregate policy reserves.

Net income (loss) for the Company as reported in accordance with statutory accounting practices was approximately $(87,000) in 1998, $1,679,000 in 1997 and $(2,890,000) in 1996. Total statutory capital and surplus, as reported, was $16,127,000 at December 31, 1998 and $16,218,000 at December 31, 1997.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of California must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the California Insurance Department. At this time it is unclear whether the State of California will adopt Codification. Management has not yet determined the impact of Codification to the Company's statutory-basis financial statements.

                       PaineWebber Life Insurance Company

4. INVESTMENTS

At December 31, 1998 and 1997, the amortized cost, gross unrealized gains and losses, and estimated fair value of investments in fixed maturity securities are as follows:

HELD FOR INVESTMENT

                                                                   GROSS          GROSS
                                                  AMORTIZED      UNREALIZED     UNREALIZED     ESTIMATED
                                                     COST          GAINS          LOSSES      MARKET VALUE
                                                ------------------------------------------------------------
   DECEMBER 31, 1998
   Bonds - United States Government and
     agencies                                    $  5,450,208      $86,491        $3,578      $  5,533,121
   Short-term investments - United States
     Government and agencies                       10,696,834            -             -        10,696,834
                                                ------------------------------------------------------------
                                                  $16,147,042      $86,491        $3,578       $16,229,955
                                                ============================================================

   DECEMBER 31, 1997
   Bonds - United States Government and
     agencies                                    $  7,755,294      $67,363        $1,597      $  7,821,060
   Short-term investments - United States
     Government and agencies                        7,509,600            -             -         7,509,600
                                                ------------------------------------------------------------
                                                  $15,264,894      $67,363        $1,597       $15,330,660
                                                ============================================================

AVAILABLE FOR SALE

                                                                   GROSS          GROSS
                                                  AMORTIZED      UNREALIZED     UNREALIZED     ESTIMATED
                                                     COST          GAINS          LOSSES      MARKET VALUE
                                                ------------------------------------------------------------
   DECEMBER 31, 1998
   Bonds - state, municipal and other
     government                                     $55,671         $3,729         $ -           $59,400
                                                ============================================================

   DECEMBER 31, 1997
   Bonds - state, municipal and other
     government                                     $66,725         $3,790         $ -           $70,515
                                                ============================================================

                       PaineWebber Life Insurance Company

4. INVESTMENTS (CONTINUED)

The unrealized appreciation or depreciation on available-for-sale fixed maturity securities is included in stockholder's equity as accumulated other comprehensive income, reduced by a provision for deferred income taxes. Net unrealized appreciation of available-for-sale fixed maturity securities as reported were comprised of the following:


                                                                                   DECEMBER 31
                                                                           1998        1997        1996
                                                                        ----------- ----------- -----------
   Unrealized appreciation on available-for-sale fixed
     maturity securities                                                   $3,729      $3,790      $2,011
   Related net deferred income taxes                                        1,305       1,326           -
                                                                        ----------- ----------- -----------
   Net unrealized appreciation of available-for-sale fixed
     maturity securities                                                   $2,424      $2,464      $2,011
                                                                        =========== =========== ===========

The amortized cost and estimated fair value of investments in fixed maturity securities, by contractual maturity at December 31, 1998, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                     HELD FOR INVESTMENT            AVAILABLE FOR SALE
                                                ------------------------------   --------------------------
                                                  AMORTIZED         FAIR           AMORTIZED      FAIR
                                                     COST          VALUE             COST         VALUE
                                                ------------------------------   --------------------------
   Due in one year or less                         $1,247,526     $1,257,450     $        -    $       -
   Due after one year through five years            4,142,859      4,209,071         55,671       59,400
   Due after five years through ten years              59,823         66,600              -            -
                                                ------------------------------   --------------------------
                                                   $5,450,208     $5,533,121        $55,671      $59,400
                                                ==============================   ==========================

Major categories of net investment income are as follows:

                                                                         YEAR ENDED DECEMBER 31
                                                                    1998           1997            1996
                                                            -----------------------------------------------
   Fixed maturities:
     Held for investment                                          $412,981       $478,639      $317,782
     Available for sale                                              4,000          4,534         4,383
   Short-term investments                                          473,963        308,140       568,342
   Other                                                             3,775          3,019           924
                                                            -----------------------------------------------
                                                                   894,719        794,332       891,431
   Less investment expenses                                         82,649        106,369        94,348
                                                            -----------------------------------------------
                                                                  $812,070       $687,963      $797,083
                                                            ===============================================

At December 31, 1998, investments with an aggregate carrying value of $7,556,679 (1997 - $7,755,294) were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                       PaineWebber Life Insurance Company

5. FEDERAL INCOME TAXES

The effective tax rate on income before taxes is different from the prevailing federal income tax rate as follows:

                                                                      YEAR ENDED DECEMBER 31
                                                                 1998            1997             1996
                                                         --------------------------------------------------
   Income before income taxes                                 $8,038,101       $4,953,684     $3,063,500
                                                         ==================================================

   Tax effect of federal statutory rate (35%)                 $2,813,335       $1,733,789     $1,072,225
   Tax effect (decrease) of:
     Dividends received deduction, including
       revisions to prior year estimates in 1997                 (23,596)          67,857       (605,807)
     Change in valuation allowance                                     -         (147,872)      (401,700)
     Other, including revisions to prior year
       estimates in 1997                                          23,928          758,936        (64,718)
                                                         --------------------------------------------------
   Income tax expense                                         $2,813,667       $2,412,710     $        -
                                                         ==================================================


The tax effect of temporary differences giving rise to the Company's deferred income taxes is as follows:

                                                                                   DECEMBER 31
                                                                               1998               1997
                                                                      -------------------------------------
   Deferred income tax assets:
     Net operating loss and credit carryovers                             $  4,474,012      $  4,474,012
     Reinsurance                                                            11,245,018         9,543,713
     Deferred front-end load                                                   256,538           150,064
     Other                                                                     178,955           456,419
                                                                      -------------------------------------
                                                                            16,154,523        14,624,208

   Deferred income tax liabilities:
     Unrealized appreciation of fixed maturity                                   1,305             1,326
     Deferred policy acquisition costs                                      21,520,549        16,748,194
     Fixed maturity discounts                                                      733            26,619
     Other                                                                      50,384           212,105
                                                                      -------------------------------------
                                                                            21,572,971        16,988,244
                                                                      -------------------------------------
   Net deferred income tax liability                                      $  5,418,448      $  2,364,036
                                                                      =====================================


In 1997, the Company filed a separate federal income tax return. In 1998, it is anticipated that the Company will file a consolidated federal income tax return with its Parent. Each entity within the consolidated tax group reports current income tax expense as allocated under the consolidated tax allocation agreement. Generally, this allocation results in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing benefits to the extent their current year

                       PaineWebber Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

losses contribute to reduce consolidated taxes. Under the tax sharing agreement, the Company will not recognize a current benefit for any loss and credit carryforwards until the time they will be able to utilize the loss or credit on a separate company basis. Deferred income taxes have been established by each member of the consolidated group based upon the temporary differences, the reversal of which will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled, within each entity. At December 31, 1998, the Company had net operating loss carryforwards of $12,800,000 for which they have not received a current benefit. The net operating loss carryforwards expire beginning 2008 through 2011.

6. REINSURANCE

The Company has reinsurance agreements with various insurance companies to assume a specified percentage of their variable annuity contracts. Under these agreements, the Company receives from the ceding company the account balances of the reinsured contracts. The Company in return pays to the ceding companies an expense allowance for commissions and other expenses associated with the reinsured contracts. In addition, the Company pays or receives an amount equal to the change in the statutory reserve held by the ceding companies on the reinsured contracts, adjusted for investment earnings credits. For the years ended December 31, 1998, 1997 and 1996, the Company recorded annuity product charges of $13,412,175, $10,361,869 and $6,828,830, respectively, related to contracts assumed under these agreements. At December 31, 1998 and 1997, the assets on deposit with ceding companies and funds held on reinsurance assumed are as follows:

                                                                                 DECEMBER 31
                                                                          1998                1997
                                                                   ------------------- --------------------
   Assets on deposit with ceding companies                              $817,857,660        $703,970,716
   Funds held on reinsurance assumed                                    (849,986,284)       (731,238,468)
                                                                   ------------------- --------------------
   Net funds held on reinsurance assumed                               $ (32,128,624)      $ (27,267,752)
                                                                   =================== ====================

The Company also has a reinsurance agreement with American Republic Insurance Company (American Republic) (see Note 7) to cede a specified percentage of the risks associated with the variable annuity contracts. Under this agreement, the Company pays American Republic the reinsurance percentage of charges and deductions collected on the reinsured policies. American Republic in return pays the Company an expense allowance for certain developmental, new business and maintenance costs on the reinsured contracts. The Company has also entered into a separate reinsurance agreement to reinsure the enhanced death benefit provision of the contracts. During 1998, 1997 and 1996, the Company incurred reinsurance premiums of $1,519,246, $1,465,655 and $1,459,270, respectively, and had benefit recoveries of $107,933, $48,087 and $120,199, respectively, in connection with these agreements.

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


                       PaineWebber Life Insurance Company

                    Notes to Financial Statements (continued)

7. SERVICE AGREEMENTS WITH RELATED PARTIES

The Company has a third-party and corporate administrative agreements with American Republic to provide services for new business processing and account maintenance of the variable annuity contracts. The Company paid American Republic $398,000, $552,000 and $817,000 for these services in 1998, 1997 and
1996, respectively.

Commissions relating to the sale of all variable annuity contacts are paid to an affiliated company.

8. COMMITMENTS AND CONTINGENCIES

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Potential obligations, if any, are not presently determinable by the Company; accordingly, no accrual has been made on these financial statements.

9. YEAR 2000 (UNAUDITED)

The Company uses a wide variety of computer programs and devices, some of which use only the last two digits of each year to represent the calendar year portion of dates. As a result, calculations performed with these abbreviated date fields may misinterpret the Year 2000 as 1900, resulting in erroneous calculations or program failures that could cause significant disruptions in the Company's operations. The Company is now executing a comprehensive plan in an attempt to achieve Year 2000 compliance. The plan has been organized into five phases: awareness, inventory/assessment, remediation, implementation and testing. The Company has completed the awareness and inventory/assessment phases, covering both information technology ("IT") hardware and software, and other non-IT assets. The remediation and implementation phases of the Company's plan specify a strategy for each asset type and assign remediation tasks to either third party resources, Company personnel or in some cases, original manufacturers. Certain assets may be replaced or retired. Remediation of the Company's application software is complete and all changes have been implemented. Remediation of hardware, office equipment and facilities assets, including desktop computers and services, and implementation of necessary changes is substantially complete and will be completed in the second quarter of 1999. The testing phase of the plan, including testing of external interfaces, is scheduled to be completed in the second quarter of 1999.

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


                       PaineWebber Life Insurance Company

                    Notes to Financial Statements (continued)

9. YEAR 2000 (UNAUDITED) (CONTINUED)

Nearly every aspect of the Company's business depends on the accurate processing of date-related information. As a result, failure by the Company or one or more of its third-party relationships to successfully remediate systems for Year 2000 issues poses the risk of material disruption to operations and material financial loss. A failure on the part of the Company to identify and implement solutions to all Year 2000 issues could result in systems failures or outages, inaccuracies in processing and other business disruptions. In addition, third parties with whom the Company has a relationship could fail in some element of their Year 2000 efforts. The Company has ongoing communications with important third party relationships regarding third party Year 2000 risks. The success of such third parties achieving Year 2000 compliance cannot be adequately gauged at this time.

The Company is in the process of developing contingency plans to be executed should a Year 2000 failure affect the Company's own operations or those of a significant third party. The contingency planning effort is scheduled to be completed by the end of the second quarter of 1999. There can be no assurance that alternative arrangements will be identified for all material risks or contingencies, or that these contingency plans will be effective.



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